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                          Supplement dated May 1, 2001
                      to Prospectus dated September 1, 2000

The Orbitex Strategic Infrastructure Fund, Orbitex Internet Fund, and Orbitex Emerging Technology Fund are currently not available for purchase.

                               * * * * * * * * * *

Class C Shares of Orbitex Energy & Basic Materials Fund are currently not available for purchase.

                               * * * * * * * * * *

The "Maximum Sales Charge (Load) Imposed on Purchase" section of the "Shareholder Fees" portion of the fee table following the heading "Investor Expenses" on page 14 is replaced in its entirety with the following:

                                        CLASS A         CLASS B        CLASS C
                                        -------         -------        -------
                                         SHARES          SHARES         SHARES

SHAREHOLDER FEES
(FEES PAID DIRECTLY
FROM YOUR INVESTMENT)
  Maximum Sales Charge (Load)
  Imposed on Purchase
  (as a% of offering price)             5.75%(1)         None           None

                               * * * * * * * * * *

The "Initial Purchase: For ORBITEX HEALTH & BIOTECHNOLOGY FUND or ORBITEX FOCUS 30 FUND," portion of the "By Wire" section of the "Purchase Procedures" table on page 90 is replaced in its entirety with the following:

INITIAL PURCHASE: For ORBITEX HEALTH & BIOTECHNOLOGY FUND or ORBITEX FOCUS 30 FUND, call us at 1-888-ORBITEX for instructions and to receive an account number. You will need to instruct a Federal Reserve System member bank to wire funds to: Bank of New York, ABA No. 021000018, Attn: BBKIOC 612 Mutual Funds Incoming/Circle Trust Company Credit: Name of Fund, DDA No. 8900404213, FBO:
Shareholder Name, Name of Fund, Shareholder Account Number. You must also complete and mail an application to the address shown above under "By Mail."

                               * * * * * * * * * *

Circle Trust Company serves as custodian for all the Funds except for Orbitex Amerigo and Orbitex Clermont Funds. Accordingly, with regard to these Funds, the reference to State Street Bank and Trust Company on page 99 should read:

                              Circle Trust Company
                    Metro Center, One Station Place, Suite 30
                           Stamford, Connecticut 06902

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